Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement Of Financial Position [Abstract]
Advances to suppliers and contractors	₱ 82,749	₱ 55,891
Prepaid taxes	15,652	15,241
Prepaid fees and licenses	1,631	1,182
Prepaid benefit costs (Note 26)	1,018	1,021
Prepaid rent	574	401
Prepaid repairs and maintenance	531	228
Prepaid insurance (Note 25)	163	130
Other prepayments	5,166	2,672
Prepayments	107,484	76,766
Current portion of prepayments (Notes 19 and 25)	12,707	10,657
Prepayments – net of current portion (Notes 19 and 25)	₱ 94,777	₱ 66,109